Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,900,000
Previously Paid Amount	0
Total Fee Amount	2,610.09
Total Offset Amount	0
Net Fee	$ 2,610.09
Offset Table N/A	N/A